EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Accounting policy
The basic and diluted earnings per share is calculated by dividing net income for the year attributable to Embraer’s shareholders by the weighted‑average number of common shares outstanding during the year.

		12.31.2025	12.31.2024	12.31.2023
Profit attributable to owners of Embraer		351.9	352.5	164.0
Weighted average number of shares outstanding	(i)	732,412,025	734,632,806	734,632,806
Basic and diluted earnings per share - U.S. dollar		0.48	0.48	0.22
(i) The change in the weighted‑average number of shares outstanding resulted from the share repurchases carried out by the Company during the year (see Note 27.4).
As of December 31, 2025, 2024 and 2023, the Company did not have any outstanding potential common shares that could be converted into new shares and dilute earnings per share.